Information About Non-Employee Stock Warrants Outstanding and Exercisable (Detail) (Warrant, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding		10,071
Weighted Average Remaining Contractual Life	0 years	0 years 7 months 13 days
Weighted Average Exercise Price, Outstanding		$ 0.3
Number Exercisable		10,071
Weighted Average Exercise Price, Exercisable		$ 0.3
Exercise Price Zero Point Zero
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding
Weighted Average Remaining Contractual Life	0 years
Weighted Average Exercise Price, Outstanding
Number Exercisable
Weighted Average Exercise Price, Exercisable
Exercise Price Zero Point Three
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding		10,071
Weighted Average Remaining Contractual Life		0 years 7 months 13 days
Weighted Average Exercise Price, Outstanding		$ 0.30
Number Exercisable		10,071
Weighted Average Exercise Price, Exercisable		$ 0.30